Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)			2011	2012
1.	Credit Facility		857,055	767,164
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	109,500
	2.	Mas Shipping Co.	62,250	54,750
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	102,000
	4.	Marathos Shipping Inc.	5,700	-
	5.	Capetanissa Maritime Corporation	65,000	60,000
	6.	Rena Maritime Corporation	62,500	57,500
	7.	Bullow Investments Inc.	3,500	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	103,986
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	32,199
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	61,120
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	45,840
	14.	Costamare Inc.	-	114,350
			586,365	794,725
		Total	1,443,420	1,561,889
		Less-current portion	(153,176)	(162,169)
		Long-term portion	1,290,244	1,399,720

Schedule of Maturities of Long-Term Debt [Table Text Block]

Year ending December 31,	Amount
2013	162,169
2014	209,541
2015	210,319
2016	185,248
2017	219,392
2018 and thereafter	575,220
1,561,889